Initial Public Offering (Details) - USD ($)		1 Months Ended
	Apr. 07, 2021	May 30, 2023	Mar. 23, 2021	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions		$ 11,329,238
Shares forfeited (in Shares)	532,687
IPO [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares)			30,000,000
Price per unit (in Dollars per share)			$ 10
Gross proceeds			$ 300,000,000
Underwriting fees and other offering costs			17,200,000
Deferred underwriting commissions			$ 10,500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Gross proceeds	$ 23,692,510
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Price per unit (in Dollars per share)				$ 12	$ 12
Exercise price (in Dollars per share)				$ 11.5	$ 11.5